UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

  Report for the Calendar Year or Quarter Ended: September 30, 2003

  Check here if Amendment { X }; Amendment Number: __1__

     This Amendment (Check only one.):   {   } is a restatement.
                                         { X } adds new holdings entries.

  Institutional Investment Manager Filing this Report:

  Name:    Citigroup Inc.
  Address: 399 Park Avenue,
           New York, New York 10043

  Form 13F File Number: 28-2427

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

  Person Signing this Report on Behalf of Reporting Manager:

  Name:   Serena D. Moe
  Title:  Assistant Secretary
  Phone:  (212) 559-1000

  Signature, Place, and Date of Signing:

  /s/ Serena D. Moe                  New York, New York    January 9, 2004

  Report Type (Check only one.):

  { X } 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

  {   } 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

  {   } 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE
  Report Summary:

  Number of Other Included Managers:                         4
  Form 13F Information Table Entry Total:                   29
  Form 13F Information Table Value Total:        $ 357,215,000


  List of Other Included Managers:

  Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.   Form 13F File Number                  Name


   1        28-1876              Associated Madison Companies, Inc.
  17        28-5154              Citigroup Insurance Holding Corporation
  35        28-1299              The Travelers Insurance Company
  40        28-6022              Tribeca Management LLC


                                                                     FORM 13F INFORMATION TABLE
                                                                      AS OF SEPTEMBER 30, 2003
                         TITLE                   VALUE   SHARES/   SH/ PUT/ INVSTMT       OTHER             VOTING AUTHORITY
      NAME OF ISSUER     CLASS          CUSIP   (X$1000) PRN AMT   PRN CALL DSCRETN      MANAGERS        SOLE     SHARED     NONE
----------------------- ------------- --------- -------- --------- --- ---- ------- ------------------ --------- --------- ---------
ABGENIX INC               CORPBOND    00339BAB3    13668  15250000 PRN      DEFINED       1,17,35,40       0         0      15250000
ATMEL CORP                CORPBOND    049513AE4    16258  41030000 PRN      DEFINED       1,17,35,40       0         0      41030000
CELL THERAPEUTIC INC      CORPBOND    150934AD9     8153   6000000 PRN      DEFINED       1,17,35,40       0         0       6000000
COMCAST HOLDINGS CORP     EQUITY    200300507    13218    389900  SH      DEFINED       1,17,35,40       0         0        389900
CONEXANT SYS INC          CORPBOND    207142AB6     5833   5975000 PRN      DEFINED       1,17,35,40       0         0       5975000
COSTCO COMPANIES INC      CORPBOND    22160QAC6     3694   5000000 PRN      DEFINED       1,17,35,40       0         0       5000000
CURAGEN CORP              CORPBOND    23126RAC5     8122  10105000 PRN      DEFINED       1,17,35,40       0         0      10105000
EL PASO CORP              CORPBOND    28336LAC3    10077  23300000 PRN      DEFINED       1,17,35,40       0         0      23300000
ELAN FINANCE CORP LTD     CORPBOND    284129AC7     7110  12000000 PRN      DEFINED       1,17,35,40       0         0      12000000
FINISTAR CORP             CORPBOND    31787AAC5     6486   7970000 PRN      DEFINED       1,17,35,40       0         0       7970000
FORD MOTOR COMPANY          EQUITY    345395206    59792   1350000  SH      DEFINED       1,17,35,40       0         0       1350000
GENERAL MOTORS CORP         EQUITY    370442717    44730   1667800  SH      DEFINED       1,17,35,40       0         0       1667800
GENERAL MOTORS CORP         EQUITY    370442733    12588    547800  SH      DEFINED       1,17,35,40       0         0        547800
HEXCEL CORP               CORPBOND    428290AA8     1518   2000000 PRN      DEFINED       1,17,35,40       0         0       2000000
IMCLONE SYS INC           CORPBOND    45245WAD1     3940   4000000 PRN      DEFINED       1,17,35,40       0         0       4000000
LEVEL 3 COMMUNICATIONS    CORPBOND    52729NBA7     3890   4000000 PRN      DEFINED       1,17,35,40       0         0       4000000
LIBERTY MEDIA             CORPBOND    530715AG6     4005   6000000 PRN      DEFINED       1,17,35,40       0         0       6000000
MEDAREX INC               CORPBOND    583916AA9     1650   2000000 PRN      DEFINED       1,17,35,40       0         0       2000000
OSI PHARMACEUTICALS INC   CORPBOND    671040AB9    22841  23700000 PRN      DEFINED       1,17,35,40       0         0      23700000
REGENERON PHARMACEUTICA   CORPBOND    75886FAB3    17505  18000000 PRN      DEFINED       1,17,35,40       0         0      18000000
SANMINA CORP              CORPBOND    800907AD9      247    500000 PRN      DEFINED       1,17,35,40       0         0        500000
SEPRACOR INC              CORPBOND    817315AQ7      469    500000 PRN      DEFINED       1,17,35,40       0         0        500000
SIRIUS SATELLITE RADIO    CORPBOND    82966UAA1     4568   3000000 PRN      DEFINED       1,17,35,40       0         0       3000000
STMICROELECTRON NV        CORPBOND    861012AB8     9668  10713000 PRN      DEFINED       1,17,35,40       0         0      10713000
SYMANTEC CORP             CORPBOND    871503AB4     9850   5000000 PRN      DEFINED       1,17,35,40       0         0       5000000
TYCO INTL GROUP SA        CORPBOND    902118BE7    39813  35000000 PRN      DEFINED       1,17,35,40       0         0      35000000
TYCO INTL GROUP SA        CORPBOND    902118BG2    11375  10000000 PRN      DEFINED       1,17,35,40       0         0      10000000
VECTOR GROUP LTD          CORPBOND    92240MAC2    10868  12600000 PRN      DEFINED       1,17,35,40       0         0      12600000
VIMPELCOM BV              CORPBOND    927185AA6     5279   3105000 PRN      DEFINED       1,17,35,40       0         0       3105000